Offerings	Apr. 24, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Offering Note

(1)
The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the Registrant will pay “pay-as-you-go registration fees” in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(2)
An indeterminate aggregate initial offering price, or amount or number, as applicable, of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices and as may be issued upon exercise, conversion or exchange of any securities registered hereunder, including under any applicable antidilution provisions. The proposed maximum aggregate offering price per security will be determined from time to time in connection with offers and sales of securities registered under this registration statement. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.01 per share
Offering Note

(1)
The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the Registrant will pay “pay-as-you-go registration fees” in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(2)
An indeterminate aggregate initial offering price, or amount or number, as applicable, of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices and as may be issued upon exercise, conversion or exchange of any securities registered hereunder, including under any applicable antidilution provisions. The proposed maximum aggregate offering price per security will be determined from time to time in connection with offers and sales of securities registered under this registration statement. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares
Offering Note

(1)
The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the Registrant will pay “pay-as-you-go registration fees” in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(2)
An indeterminate aggregate initial offering price, or amount or number, as applicable, of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices and as may be issued upon exercise, conversion or exchange of any securities registered hereunder, including under any applicable antidilution provisions. The proposed maximum aggregate offering price per security will be determined from time to time in connection with offers and sales of securities registered under this registration statement. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

(3)	The depositary shares registered hereunder will be evidenced by depositary receipts issued pursuant to a deposit agreement and will represent a fractional share or multiple shares of preferred stock.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering Note

(1)
The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the Registrant will pay “pay-as-you-go registration fees” in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(2)
An indeterminate aggregate initial offering price, or amount or number, as applicable, of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices and as may be issued upon exercise, conversion or exchange of any securities registered hereunder, including under any applicable antidilution provisions. The proposed maximum aggregate offering price per security will be determined from time to time in connection with offers and sales of securities registered under this registration statement. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.